Fair value of financial instruments - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 291,579	£ 262,828
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	5,197	790
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	(107)
Fair value adjustments	319
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	68
Fair value adjustments	(566)	(498)
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	(116)
Fair value adjustments	(11)	(127)
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(319)	(212)
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	(117)
Fair value adjustments	208	91
Top of range | Level 3
Disclosure of detailed information about financial instruments [line items]
Favorable changes	727	555
Unfavorable changes	£ 967	£ 651
Education, social housing, and local authority portfolio | Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage of fixed rate loan notional amount concentrated towards bottom of range	97.00%	99.00%
Education, social housing, and local authority portfolio | Level 3 | Loan spread | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	200
Education, social housing, and local authority portfolio | Bottom of range | Level 3 | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0051	0.0031
Education, social housing, and local authority portfolio | Top of range | Level 3 | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0297	0.0601
Financial instruments at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 106	£ 122
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	49	59
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	65	40
Financial instruments at amortised cost | Level 3
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	25	28
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 3	£ 2